MARKETABLE SECURITIES - Summary of Available-For-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities [Roll Forward]
Balance at start of year	$ 6,524	$ 14,615
Disposals during the year	0	(328)
Additions during the year	6,740	0
Unrealized gain (loss), net	3,036	(7,763)
Balance at end of year	$ 16,300	$ 6,524